Statement Of Changes In Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2011	$ 250,000	$ 57,728,000	$ (30,575,000)	$ (5,000)	$ 27,398,000
Balance, shares at Dec. 31, 2011	25,037,518
Granting of options		316,000			316,000
Proceeds from exercise of options and warrants	14,000	2,000			16,000
Proceeds from exercise of options and warrants, shares	1,441,268
Value of shares delivered to fund withholding taxes	(3,000)		(484,000)		(487,000)
Value of shares delivered to fund withholding taxes, shares	(350,160)
Treasury stock purchased and retired	(7,000)		(873,000)		(880,000)
Treasury stock purchased and retired, shares	(736,357)
Unrealized gain (loss) on bonds				(9,000)	(9,000)
Net income			2,626,000		2,626,000
Balance at Dec. 31, 2012	254,000	58,046,000	(29,306,000)	(14,000)	28,980,000
Balance, shares at Dec. 31, 2012	25,392,269
Granting of options		390,000			390,000
Proceeds from exercise of options and warrants	16,000	1,081,000			1,097,000
Proceeds from exercise of options and warrants, shares	1,581,142
Shares and warrants issued in connection with patent acquisitions	4,000	1,612,000			1,616,000
Shares and warrants issued in connection with patent acquisitions, shares	403,226
Value of shares delivered to fund withholding taxes	(4,000)		(777,000)		(781,000)
Value of shares delivered to fund withholding taxes, shares	(435,216)
Treasury stock purchased and retired	(11,000)		(1,486,000)		(1,497,000)
Treasury stock purchased and retired, shares	(1,086,872)
Unrealized gain (loss) on bonds				(17,000)	(17,000)
Net income			1,016,000		1,016,000
Balance at Dec. 31, 2013	$ 259,000	$ 61,129,000	$ (30,553,000)	$ (31,000)	$ 30,804,000
Balance, shares at Dec. 31, 2013	25,854,549